Operating expenses - Disclosure of Payroll Costs (Details) € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€) employee	Jun. 30, 2022 EUR (€) employee
Analysis of income and expense [abstract]
Wages and salaries	€ (6,814)	€ (6,711)
Payroll taxes	(2,338)	(2,531)
Share-based payments	(1,349)	(1,360)
Retirement benefit obligations	(33)	(38)
Total payroll costs	€ (10,534)	€ (10,640)
Average headcount | employee	98	99
End-of-period headcount | employee	101	103